Schedule of Accounts Receivables (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 1,188,000	$ 1,257,000
Accounts receivables, gross	1,474,000	1,704,000
Allowance for doubtful debt	(286,000)	(447,000)
Total accounts receivable, net	1,188,000	1,257,000
Beginning balance	447,000
Charge for the year
Foreign exchange translation	(1,000)
Closing balance	286,000	447,000
Future NRG Sdn. Bhd. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	334,894	320,516	323,587
Allowance for doubtful debt		(312,455)	(251,199)
Total accounts receivable, net	334,894	320,516	323,587
Trade receivables, gross	615,123	602,579	538,423
Less: Allowance for expected credit losses	(313,610)	(312,455)	(251,199)
Trade receivables, net	301,513	290,124	287,224
Other receivables	9,887	9,850	17,875
Refundable deposits	20,619	20,542	18,488
Beginning balance	312,455	251,199	213,421
Charge for the year		35,616	32,318
Foreign exchange translation		25,640	5,460
Closing balance		$ 312,455	$ 251,199
Prepayments	$ 2,875